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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Michael F. Goss                  Boston, MA    2/17/09
---------------------------------   ------------   -------
[Signature]                         [City, State]   [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
----------------------   -----------------------------------
28-
   -------------         -----------------------------------
[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 8
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:   1, 092,504
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File   Number Name
---   -------------   ----------------------------------------
 1    28-11209        Bain Capital VI Coinvestment Fund, L.P.
 2    28-11662        Bain Capital VII Coinvestment Fund, LLC
 3    28-11661        Bain Capital VII Coinvestment Fund, L.P.
 4    28-11264        Bain Capital Fund VI, L.P.
 5    28-11659        Bain Capital Integral Investors, LLC
 6    28-11188        Bain Capital Partners VI, L.P.
 7    28-11660        Bain Capital Partners VII, L.P.
 8    28-12292        Bain Capital Integral Investors II, L.P.

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                          Bain Capital Investors, LLC.
                    Form 13F Information Table as of 12/31/08

                                                                                                 Column 8
                                                  Column 4      Column 5  Column 6  Column 7 Voting Authority
Column 1                   Column 2     Column 3  Shares or      Value   Investment   Other  ----------------
Name of Issuer          Title of Class   Cusip   Prn Amount     (x$1000) Discretion Managers Sole Shared None
----------------------- -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC         COM      121208201 13,581,276 SH   324,321    Sole               X
DOMINOS PIZZA INC             COM      25754A201 15,483,091 SH    72,925    Sole               X
INNOPHOS HOLDINGS INC         COM      45774N108  3,488,039 SH    69,098    Sole               X
NANOSPHERE, INC.              COM      63009F105    254,815 SH     1,213    Sole               X
NEUROMETRIX, INC.             COM      641255104     30,813 SH        27    Sole               X
SMTC CORP                   COM NEW    832682207    640,368 SH       346    Sole               X
VONAGE HLDGS CORP             COM      92886T201    247,371 SH       163    Sole               X
WARNER CHILCOTT LIMITED    COM CL A    G9435N108 38,045,414 SH   551,659    Sole               X
WARNER MUSIC GROUP CORP       COM      934550104 24,090,064 SH    72,752    Sole               X